Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Issued capital [member] USD ($) shares		Share Premium USD ($)	Retained Earnings USD ($)	Other Reserves USD ($) [1]	Capital Redemption Reserve USD ($)	Cash Flow Hedge Reserve USD ($)	Other Components of Equity USD ($)	Total equity attributable to equity holders of the company USD ($)	Non-controlling interest USD ($)
Balance at Mar. 31, 2023		$ 9,224	$ 325		$ 366	$ 11,401	$ 1,370	$ 24		$ (4,314)	$ 9,172	$ 52
Balance, Shares at Mar. 31, 2023 | shares	[2]		4,136,387,925
Changes in equity for the year
Net Profit		3,169				3,167					3,167	2
Remeasurement of the net defined benefit liability/asset, net*	[3]	15								15	15
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[3]	2								2	2
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[3]	17								17	17
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[3]	1							$ 1		1
Exchange differences on translation of foreign operations		(117)								(116)	(116)	(1)
Total comprehensive income		3,087				3,167			1	(82)	3,086	1
Shares issued on exercise of employee stock options (Refer to note 2.17)		1			1						1
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]		3,562,710
Transferred on account of options not exercised					(19)	19
Transfer to other reserves						(357)	357
Transfer from other reserves on utilization						104	(104)
Employee stock compensation expense (Refer to note 2.17)		77			77						77
Buyback of shares pertaining to non controlling interest of subsidiary		(2)										(2)
Dividends paid to non-controlling interest of subsidiary		(5)										(5)
Dividends	[3]	(1,777)				(1,777)					(1,777)
Balance at Mar. 31, 2024		10,605	$ 325		425	12,557	1,623	24	1	(4,396)	10,559	46
Balance, Shares at Mar. 31, 2024 | shares	[2]		4,139,950,635
Changes in equity for the year
Net Profit		3,162				3,158					3,158	4
Remeasurement of the net defined benefit liability/asset, net*	[3]	(11)								(11)	(11)
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[3]	2								2	2
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[3]	24								24	24
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[3]	(3)							(3)		(3)
Exchange differences on translation of foreign operations		(198)								(198)	(198)
Total comprehensive income		2,976				3,158			(3)	(183)	2,972	4
Shares issued on exercise of employee stock options (Refer to note 2.17)		1			1						1
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]		3,656,893
Transferred on account of options not exercised					(23)	23
Transfer to other reserves						(9)	9
Transfer from other reserves on utilization						104	(104)
Employee stock compensation expense (Refer to note 2.17)		93			93						93
Income tax benefit arising on exercise of stock options (Refer to note 2.12)		4			4						4
Transferred from other reserves to retained earnings						357	(357)
Dividends	[3]	(2,424)				(2,424)					(2,424)
Balance at Mar. 31, 2025		$ 11,255	$ 325		500	13,766	1,171	24	(2)	(4,579)	11,205	50
Balance, Shares at Mar. 31, 2025 | shares		4,143,607,528	4,143,607,528	[2]
Changes in equity for the year
Net Profit		$ 3,316				3,313					3,313	3
Remeasurement of the net defined benefit liability/asset, net*	[3]	(31)								(31)	(31)
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[3]	42								42	42
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[3]	(2)								(2)	(2)
Exchange differences on translation of foreign operations		(684)								(685)	(685)	1
Total comprehensive income		2,641				3,313				(676)	2,637	4
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]		3,333,284
Buyback of equity shares (Refer to Note 2.15)		(2,021)	$ (6)		(140)	(1,875)					(2,021)
Buyback of equity shares (Refer to Note 2.15), Shares | shares	[2]		(100,000,000)
Transaction costs related to buyback* (Refer to Note 2.15)	[3]	(5)			(2)	(3)					(5)
Amount transferred to capital redemption reserve upon buyback (Refer to Note 2.15)						(6)		6
Financial liability under option arrangements		(1)				(1)					(1)
Changes in the controlling stake of a subsidiary		1				1					1
Transferred on account of options not exercised					(7)	7
Transfer from other reserves on utilization						139	(139)
Employee stock compensation expense (Refer to note 2.17)		106			106						106
Income tax benefit arising on exercise of stock options (Refer to note 2.12)		5			5						5
Transferred from other reserves to retained earnings						259	(259)
Dividends	[3]	(2,141)				(2,141)					(2,141)
Balance at Mar. 31, 2026		$ 9,840	$ 319		$ 462	$ 13,459	$ 773	$ 30	$ (2)	$ (5,255)	$ 9,786	$ 54
Balance, Shares at Mar. 31, 2026 | shares		4,046,940,812	4,046,940,812	[2]

[1]	Represents the Special Economic Zone Re-investment reserve created out of the profit of the eligible SEZ unit in terms of the provisions of Sec 10AA(1)(ii) of Income Tax Act,1961. The reserve should be utilized by the Group for acquiring new plant and machinery for the purpose of its business in terms of the provisions of the Sec 10AA(2) of the Income Tax Act, 1961.
[2]	excludes treasury shares of 8,650,911 as of March 31, 2026, 9,655,927 as of March 31, 2025, 10,916,829 as of March 31, 2024, and 12,172,119 as of April 1, 2023, held by consolidated trust.
[3]	net of taxes